Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents.
Cash at banks	€ 94,775	€ 187,524
Total cash and cash equivalents	€ 94,775	€ 187,524	€ 75,838	€ 111,950